Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis - CNY (¥)		Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale		¥ 733,975,352	¥ 586,206,781
Total		417,703,973	766,513,551
Loans [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans	[1]	368,997,898	656,490,484
Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]	24,696,075	76,013,067
Equity securities [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]	24,010,000	34,010,000
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Total
Level 1 [Member] | Loans [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans	[1]
Level 1 [Member] | Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]
Level 1 [Member] | Equity securities [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Total		417,703,973	766,513,551
Level 2 [Member] | Loans [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans	[1]	368,997,898	656,490,484
Level 2 [Member] | Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]	24,696,075	76,013,067
Level 2 [Member] | Equity securities [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]	24,010,000	34,010,000
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Total
Level 3 [Member] | Loans [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans	[1]
Level 3 [Member] | Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]
Level 3 [Member] | Equity securities [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]

[1]	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[2]	Loans held-for-sale are held at LOCOM (the lower of cost or fair value) which may be written down to fair value on a nonrecurring basis.
[3]	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.